SIGNIFICANT ACCOUNTING POLICIES (Schedule of Theoretical Effect to Our Income Statement) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 425,636	$ 290,103	$ 203,518
Cost of revenues	69,391	45,287	34,970
Gross profit	356,245	244,816	168,548
Operating expenses:
Research and development	153,635	105,368	77,647
Selling and marketing	204,435	156,512	120,010
General and administrative	48,186	26,968	19,526
Total operating expenses	406,256	288,848	217,183
Operating loss	(50,011)	(44,032)	(48,635)
Financial income (expenses), net	(5,015)	247	77
Loss before taxes on income	(54,950)	(43,789)	(48,569)
Taxes on income	1,323	3,107	2,765
Net loss	$ (56,273)	$ (46,896)	$ (51,334)
Basic and diluted net loss per ordinary share	$ (1.24)	$ (1.12)	$ (1.30)
ASC 605 [Member]
Revenues	$ 425,636
Cost of revenues	69,391
Gross profit	356,245
Operating expenses:
Research and development	153,635
Selling and marketing	204,435
General and administrative	48,186
Total operating expenses	406,256
Operating loss	(50,011)
Financial income (expenses), net	(5,015)
Other expenses	76
Loss before taxes on income	(54,950)
Taxes on income	1,323
Net loss	$ (56,273)
Basic and diluted net loss per ordinary share	$ (1.24)
ASC 606 [Member]
Revenues	$ 432,615
Cost of revenues	72,230
Gross profit	360,385
Operating expenses:
Research and development	153,635
Selling and marketing	204,435
General and administrative	48,186
Total operating expenses	406,256
Operating loss	(45,871)
Financial income (expenses), net	(5,015)
Other expenses	76
Loss before taxes on income	(50,810)
Taxes on income	1,323
Net loss	$ (52,133)
Basic and diluted net loss per ordinary share	$ (1.15)
Impact [Member]
Revenues	$ 6,979
Cost of revenues	2,839
Gross profit	4,140
Operating expenses:
Research and development
Selling and marketing
General and administrative
Total operating expenses
Operating loss	4,140
Financial income (expenses), net
Other expenses
Loss before taxes on income	4,140
Taxes on income
Net loss	$ 4,140
Basic and diluted net loss per ordinary share	$ 0.09